LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 8: LEASES

The Company entered into non-cancelable operating lease agreements with various expiration dates through the year 2026. Certain lease agreements include options to renew or terminate the lease. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured at lease commencement.

The components of operating lease costs were as follows:

	Year ended December 31,
	2023	2022
Operating lease cost	$5,660	$6,227
Short-term lease cost	826	787
Variable lease cost	28	35
Total lease cost	$6,514	$7,049

Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2023	2022
Weighted average remaining lease term (in years)	4.6	1.8
Weighted average discount rate	4.4%	1%

Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease operating liabilities	$6,467	$5,399

Maturities of operating lease liabilities as of December 31, 2023 are as follows:

As of December 31, 2023
2024	$5,065
2025	2,111
2026	1,734
2027	1,715
2028	1,749
Thereafter	2,010

Total undiscounted lease payments	14,384
Less: imputed interest	(1,558)

Present value of lease liabilities	$12,826